Derivatives and Fair Value Disclosures - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (3,103,945)
Ending balance	5,186,483	$ (3,103,945)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,103,945)	(4,952,823)	$ (2,259,043)
Other comprehensive loss before reclassifications	8,164,187	(68,699)	(3,823,226)
Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	126,241	2,183,187	1,190,400
Other reclassification adjustments		(265,610)	(60,954)
Ending balance	$ 5,186,483	$ (3,103,945)	$ (4,952,823)
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax